Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements Of Operations
Revenues
Expenses
Research and development expenses	462,632	709,009
General and administrative expenses	1,489,941	620,835
Total operating expenses	1,952,573	1,329,844
Gain on extenguishment of debt	(437,184)
Interest expense on convertible notes	1,841,365	55,912
Net loss	$ (3,356,754)	$ (1,385,756)
Loss per common share - basic and diluted	$ (0.040)	$ (0.019)
Weighted average common shares outstanding - basic and diluted	84,781,491	71,148,163